Related Parties Balances and Transaction - Schedule of Related Party Transactions (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)
Schedule of Related Party Transactions [Line Items]
Balance as of Beginning	$ 1,664
Other expense paid on behalf for the Group	125,253
Repayment to related parties
Exchange diff.	5
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Balance as of Ending	126,922
Antalpha Digital Pte. Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Balance as of Beginning
Other expense paid on behalf for the Group	90,521
Repayment to related parties
Exchange diff.
Balance as of Ending	90,521	[1]
Antalpha Technologies Pte. Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Balance as of Beginning
Other expense paid on behalf for the Group	31,407
Repayment to related parties
Exchange diff.
Balance as of Ending	31,407	[2]
Zimuyin Jiang [Member]
Schedule of Related Party Transactions [Line Items]
Balance as of Beginning	1,664
Other expense paid on behalf for the Group	3,325
Repayment to related parties
Exchange diff.	5
Balance as of Ending	$ 4,994	[3]

[1]	The balances as of March 31, 2026 mainly represented the expense paid on behalf from Antalpha Digital Pte. Ltd for Group’s operation.
[2]	The balances as of March 31, 2026 mainly represented the expense paid on behalf from Antalpha Technologies Pte. Ltd for Group’s operation.
[3]	The balance as of March 31, 2026 mainly represented the expense paid on behalf from Zimuyin Jiang, former Chief Accounting Officer (“CAO”) of the Group for Group’s operation.